 Filed Pursuant to Rule 497
 File Nos. 333-214851 and 811-23216
FS SERIES TRUST

Supplement dated January 8, 2020 to the

FS Managed Futures Fund,
FS Global Macro Fund,
FS Real Asset Fund,
FS Long/Short Equity Fund,
FS Market Neutral Fund
and
FS Event Driven Fund

Prospectus, dated April 30, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (each, a “Fund” and collectively, the “Funds”), dated April 30, 2019 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Additional Information about the Funds — Additional Description of the Principal Risks of the Funds” beginning on page 88 of the statutory Prospectus before you decide to invest in the Funds’ Shares.
The Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) has approved a reduction of the contractual management fee rate that the FS Long/Short Equity Fund (the “Long/Short Equity Fund”) pays to its investment adviser, FS Fund Advisor, LLC (the “Adviser”), under the Long/Short Equity Fund’s investment management agreement, from an annual rate of 1.20% of the Fund’s average net assets to an annual rate of 1.10% of the Fund’s average net assets. The reduced contractual management fee became effective as of December 30, 2019. In addition, with the exception of FS Long/Short Equity Fund, the Adviser has contractually agreed to waive its management fee for each Fund until March 31, 2020. With respect to the Long/Short Equity Fund, the Adviser has contractually agreed to waive a portion of its management fee for the Long/Short Equity Fund so that the fee received equals 0.60% of the Fund’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The contractual management fee waivers became effective as of December 16, 2019.
Therefore, effective immediately, the section of the Prospectus entitled “Fund Summary: FS Long/Short Equity Fund — Fees and Expenses of the Fund” is deleted and replaced in its entirety with the following:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 125 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class I	Class A
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load)	None	None
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses(2)(3)	1.62%	1.62%
Total Annual Fund Operating Expenses	2.72%	2.97%
Expense Reductions(4)(5)	1.37%	1.37%
Total Annual Fund Operating Expenses after Expense Reductions	1.35%	1.60%
(1)
The expense information has been restated to reflect current fees.

(2)
Other Expenses are based on estimated amounts for the current fiscal year.

(3)
The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.

(4)
The Adviser (as defined below) has contractually agreed to waive a portion of its management fee so that the fee received equals 0.60 percent of the Fund’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.10 percent of the Fund’s average daily net assets.

(5)
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2020. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.

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Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If shares are redeemed
	1 Year	3 Years
Class A	$726	$1,311
Class I	$135	$705
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on December 31, 2018, and had no activity other than investing its cash in a money market fund, no portfolio turnover rate can be provided.
Effective immediately, the first sentence of footnote 3 of the fee table for each of the FS Managed Futures Fund, FS Market Neutral Fund and FS Event Driven Fund, and the first sentence of footnote 4 of the fee table for each of the FS Global Macro Fund and FS Real Asset Fund in each respective “Fund Summary — Fees and Expenses of the Fund” section of the Prospectus is deleted and replaced in its entirety with the following:
The Adviser (as defined below) has contractually agreed to waive its management fee until March 31, 2020. Effective immediately, the table after the second paragraph of the section of the Prospectus entitled “Management of the Funds — Investment Adviser and Advisory Arrangements — Investment Adviser” is deleted and replaced in its entirety with the following:
Fund	Contractual Management Fee Rate
FS Managed Futures Fund	1.15%
FS Global Macro Fund	1.15%
FS Real Asset Fund	1.15%
FS Long/Short Equity Fund	1.10%
FS Market Neutral Fund	1.20%
FS Event Driven Fund	1.20%
Effectively immediately, the first paragraph of the section of the Prospectus entitled “Management of the Funds — Investment Adviser and Advisory Arrangements — Fee Waivers and Expense Limitations” is deleted and replaced in its entirety with the following:
With the exception of FS Long/Short Equity Fund, the Adviser has contractually agreed to waive its management fee for each Fund until March 31, 2020. With respect to FS Long/Short Equity Fund, the Adviser has contractually agreed to waive a portion of its management fee for the Fund so that the fee received equals 0.60% of the Fund’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million.
Please retain this Supplement with your Prospectus for future reference.
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FS SERIES TRUST

Supplement dated January 8, 2020 to the

FS Managed Futures Fund,
FS Global Macro Fund,
FS Real Asset Fund,
FS Long/Short Equity Fund,
FS Market Neutral Fund
and
FS Event Driven Fund

Statement of Additional Information, dated April 30, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (each, a “Fund” and collectively, the “Funds”), dated April 30, 2019 (as may be supplemented and amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.
You should carefully consider the “Additional Information about the Funds — Additional Description of the Principal Risks of the Funds” beginning on page 88 of the statutory Prospectus before you decide to invest in the Funds’ Shares.
The Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) has approved a reduction of the contractual management fee rate that the FS Long/Short Equity Fund (the “Long/Short Equity Fund”) pays to its investment adviser, FS Fund Advisor, LLC (the “Adviser”), under the Long/Short Equity Fund’s investment management agreement, from an annual rate of 1.20% of the Fund’s average net assets to an annual rate of 1.10% of the Fund’s average net assets. The reduced contractual management fee became effective as of December 30, 2019.
In addition, with the exception of FS Long/Short Equity Fund, the Adviser has contractually agreed to waive its management fee for each Fund until March 31, 2020. With respect to the Long/Short Equity Fund, the Adviser has contractually agreed to waive a portion of its management fee for the Long/Short Equity Fund so that the fee received equals 0.60% of the Fund’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The contractual management fee waivers became effective as of December 16, 2019.
Therefore, effective immediately, the second paragraph of the section of the SAI entitled “Investment Management and Other Services — Investment Adviser-FS Fund Advisor, LLC — The Adviser” is deleted and replaced in its entirety with the following:
The Funds pay the Adviser a management fee (the “Management Fee”) at an annual rate based on a Fund’s average daily net assets. The Management Fee for each of the FS Managed Futures Fund, FS Global Macro Fund and FS Real Asset Fund is calculated at a rate of 1.15% of average daily net assets, payable quarterly in arrears. The Management Fee for each of the FS Market Neutral Fund and FS Event Driven Fund is calculated at a rate of 1.20% of average net assets, payable quarterly in arrears. The Management Fee for the FS Long/Short Equity Fund is calculated at a rate of 1.10% of average net assets, payable quarterly in arrears. The Funds’ Investment Advisory Agreements (the
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“Investment Advisory Agreements”) became effective upon the each respective Fund’s initial regular daily closing on December 31, 2018, and continue in effect for a period of two years from their effective date. If not sooner terminated, the Investment Advisory Agreements will continue in effect for successive periods of twelve months thereafter, provided that each continuance is specifically approved at least annually by both (i) the vote of a majority of the Board or the vote of a majority of the outstanding securities of the Funds entitled to vote and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In addition, each Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreement without penalty. Each Investment Advisory Agreement may be terminated with respect to a Fund at any time, without penalty, by FS, upon 60 days’ notice to the Fund. As of the date of this SAI, the Adviser has contractually agreed to a management fee waiver, as detailed under “Fee Waivers and Expense Limitations” below.
Effective immediately, the first paragraph of the section of the SAI entitled “Investment Management and Other Services — Fee Waivers and Expense Limitations” is deleted and replaced in its entirety with the following:
With the exception of FS Long/Short Equity Fund, the Adviser has contractually agreed to waive its management fee for each of the Funds until March 31, 2020. With respect to FS Long/Short Equity Fund, the Adviser has contractually agreed to waive a portion of its management fee for the Fund so that the fee received equals 0.60% of the Fund’s average daily net assets until the earlier of (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.15% of each of the FS Managed Futures, FS Global Macro and FS Real Asset Funds’ average daily net assets, 1.20% of each of the FS Market Neutral and FS Event Driven Funds’ average daily net assets and 1.10% of the FS Long/Short Equity Fund’s average daily net assets.
Please retain this Supplement with your SAI for future reference.
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